MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Advertising - 2.0%
Interpublic Group of Cos., Inc.	73,581	$2,163,281

Agricultural & Farm Machinery - 2.0%
Toro Co.	27,314	2,198,231

Agricultural Products & Services - 3.0%
Archer-Daniels-Midland Co.	39,633	2,188,138
Bunge Global SA	12,943	1,087,471
		3,275,609

Air Freight & Logistics - 3.0%
FedEx Corp.	4,016	1,099,782
United Parcel Service, Inc. - Class B	16,542	2,217,620
		3,317,402

Asset Management & Custody Banks - 2.0%
T Rowe Price Group, Inc.	19,765	2,171,383

Broadcasting - 1.0%
TEGNA, Inc.	65,904	1,082,803

Building Products - 2.0%
A O Smith Corp.	29,038	2,180,754

Cable & Satellite - 2.1%
Comcast Corp. - Class A	52,277	2,282,937

Commercial & Residential Mortgage Finance - 1.0%
Essent Group Ltd.	18,057	1,083,601

Commodity Chemicals - 2.0%
LyondellBasell Industries NV - Class A	25,420	2,207,727

Computer & Electronics Retail - 2.0%
Best Buy Co., Inc.	24,496	2,215,173

Consumer Staples Merchandise Retail - 4.1%
Dollar General Corp.	27,825	2,227,113
Target Corp.	14,892	2,234,396
		4,461,509

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Distillers & Vintners - 1.0%
Brown-Forman Corp. - Class B	24,180	$1,064,645

Distributors - 3.0%
Genuine Parts Co.	19,002	2,179,529
LKQ Corp.	29,611	1,089,389
		3,268,918

Diversified Financial Services - 2.0%
Voya Financial, Inc.	27,212	2,185,124

Electrical Components & Equipment - 1.0%
Rockwell Automation, Inc.	4,121	1,099,112

Fertilizers & Agricultural Chemicals - 2.0%
CF Industries Holdings, Inc.	13,632	1,120,959
Mosaic Co.	40,983	1,096,705
		2,217,664

Food Distributors - 2.0%
Sysco Corp.	29,692	2,225,415

Footwear - 2.0%
NIKE, Inc. - Class B	28,772	2,219,184

Health Care Equipment - 2.0%
Abbott Laboratories	19,294	2,187,361

Health Care Supplies - 1.0%
Dentsply Sirona, Inc.	46,982	1,088,573

Home Improvement Retail - 1.0%
Home Depot, Inc.	2,799	1,102,106

Household Products - 3.0%
Kimberly-Clark Corp.	16,460	2,208,603
Procter & Gamble Co.	6,638	1,096,465
		3,305,068

Human Resource & Employment Services - 4.0%
Automatic Data Processing, Inc.	3,787	1,095,352
Korn Ferry	15,623	1,103,765

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Human Resource & Employment Services - 4.0% (Continued)
Paychex, Inc.	7,845	$1,093,043
Robert Half, Inc.	16,017	1,090,918
		4,383,078

Independent Power Producers & Energy Traders - 1.0%
AES Corp.	66,818	1,101,829

Industrial Conglomerates - 2.0%
Honeywell International, Inc.	10,843	2,230,188

Industrial Machinery & Supplies & Components - 1.0%
Illinois Tool Works, Inc.	4,190	1,094,135

Integrated Oil & Gas - 1.0%
Chevron Corp.	7,451	1,108,858

Leisure Products - 1.9%
Brunswick Corp.	13,478	1,074,736
Polaris, Inc.	15,218	1,063,890
		2,138,626

Movies & Entertainment - 1.0%
Warner Music Group Corp. - Class A	34,375	1,098,625

Oil & Gas Exploration & Production - 5.0%
Chord Energy Corp.	8,760	1,095,876
Civitas Resources, Inc.	22,490	1,097,287
Matador Resources Co.	21,425	1,116,457
Northern Oil & Gas, Inc.	30,372	1,100,985
Ovintiv, Inc.	28,038	1,099,089
		5,509,694

Other Specialty Retail - 2.0%
Dick's Sporting Goods, Inc.	10,936	2,140,722

Packaged Foods & Meats - 10.0%
General Mills, Inc.	16,262	1,106,141
Hershey Co.	12,434	2,208,030
Hormel Foods Corp.	72,241	2,206,963
J M Smucker Co.	9,767	1,108,652

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 10.0% (Continued)
Lamb Weston Holdings, Inc.	28,492	$2,213,543
Mondelez International, Inc. - Class A	31,654	2,167,666
		11,010,995

Paper & Plastic Packaging Products & Materials - 3.0%
Sealed Air Corp.	30,261	1,094,843
Sonoco Products Co.	42,295	2,221,333
		3,316,176

Pharmaceuticals - 4.0%
Johnson & Johnson	13,763	2,200,153
Merck & Co., Inc.	21,261	2,175,426
		4,375,579

Property & Casualty Insurance - 2.0%
American Financial Group, Inc.	16,973	2,188,329

Rail Transportation - 2.0%
Norfolk Southern Corp.	4,365	1,093,127
Union Pacific Corp.	4,756	1,103,725
		2,196,852

Reinsurance - 1.9%
Everest Group Ltd.	5,789	2,058,626

Semiconductors - 5.8%
Microchip Technology, Inc.	28,880	2,118,926
Qualcomm, Inc.	6,538	1,064,190
Skyworks Solutions, Inc.	24,507	2,146,323
Texas Instruments, Inc.	5,286	1,073,904
		6,403,343

Soft Drinks & Non-alcoholic Beverages - 2.0%
PepsiCo, Inc.	13,261	2,202,387

Specialty Chemicals - 3.9%
Ashland, Inc.	25,348	2,143,680
PPG Industries, Inc.	17,515	2,180,793
		4,324,473
TOTAL COMMON STOCKS (Cost $112,341,998)		109,486,095

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 0.3%	Shares	Values
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.78% (a)	358,347	$358,347
TOTAL SHORT-TERM INVESTMENTS (Cost $358,347)		358,347

TOTAL INVESTMENTS - 100.0% (Cost $112,700,345)		$109,844,442
Other Assets in Excess of Liabilities - 0.0% (b)		40,172
TOTAL NET ASSETS - 100.0%		$109,884,614

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
SA - Sociedad Anónima

(a)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(b)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MARKETDESK FOCUSED U.S. DIVIDEND ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

MarketDesk Focused U.S. Dividend ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$109,486,095	$—	$—	$109,486,095
Money Market Funds	358,347	—	—	358,347
Total Investments	$109,844,442	$—	$—	$109,844,442

Refer to the Schedule of Investments for additional Information.

During the fiscal period ended October 31, 2024 . the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.